Cash and cash equivalents and Restricted cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

	December 31,
	2023	2022
Cash on hand	11	36
Cash at banks	74,191	52,797
Total	74,202	52,833